CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 246,743	$ 370	$ 229,377	$ 19,034	$ (2,038)
Balance (in shares) at Dec. 31, 2011		37,012,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		968,206
Exercise of common stock options	7,041	10	7,031
Employee stock purchase plan (in shares)		154,934
Employee stock purchase plan	1,344	2	1,342
Stock-based compensation expense	9,558		(5,540)
Vesting of restricted stock units and restricted stock awards (in shares)		520,652
Vesting of restricted stock units and restricted stock awards	(5,535)	5
Tax deficiency from stock-based compensation			4,528
Stock Issued During Period, Shares, Acquisitions		14,304,528
Stock Issued During Period, Value, Acquisitions	225,558	143	225,415
Fair value adjustment of derivatives, net of income tax	(21)				(21)
Translation adjustments	854				854
Net income (loss)	42,653			42,653
Balance at Dec. 31, 2012	532,723	530	471,711	61,687	(1,205)
Balance (in shares) at Dec. 31, 2012		52,960,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		393,183
Exercise of common stock options	3,198	3	3,195
Employee stock purchase plan (in shares)		203,200
Employee stock purchase plan	3,856	2	3,854
Stock-based compensation expense	13,911		(4,697)
Vesting of restricted stock units and restricted stock awards (in shares)		369,572
Vesting of restricted stock units and restricted stock awards	(4,693)	4
Tax deficiency from stock-based compensation			5,305
Fair value adjustment of derivatives, net of income tax	193				193
Translation adjustments	1,128				1,128
Net income (loss)	84,512			84,512
Balance at Dec. 31, 2013	640,133	539	493,279	146,199	116
Balance (in shares) at Dec. 31, 2013	53,926,525	53,926,525
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		147,163
Exercise of common stock options	1,105	1	1,104
Employee stock purchase plan (in shares)		207,805
Employee stock purchase plan	5,253	2	5,251
Stock repurchase and retirement (in shares)	(3,400,000)	(3,359,604)
Stock repurchase and retirement	(100,048)	(33)	31,194	68,821
Stock-based compensation expense	17,246		(6,502)
Vesting of restricted stock units and restricted stock awards (in shares)		464,804
Vesting of restricted stock units and restricted stock awards	(6,497)	5
Tax deficiency from stock-based compensation			4,718
Fair value adjustment of derivatives, net of income tax	86				86
Translation adjustments	(4,772)				(4,772)
Net income (loss)	77,184			77,184
Balance at Dec. 31, 2014	$ 634,408	$ 514	$ 483,902	$ 154,562	$ (4,570)
Balance (in shares) at Dec. 31, 2014	51,386,693	51,386,693